Interest Income (Expense), Net - Summary of Interest Income (Expense), Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Income	$ 13	$ 34	$ 55
Expense	(42)	(54)	(54)
Total	$ (29)	$ (20)	$ 1